Securities	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Securities

Note 4	Securities

Securities

$ millions, as at October 31	2022	2021

Securities measured and designated at FVOCI (1)	$56,099	$53,997
Securities measured at amortized cost (2)	52,484	35,159
Securities mandatorily measured and designated at FVTPL	67,296	72,245
	$175,879	$161,401

(1)	Certain prior year information has been reclassified to conform to the current year presentation.
(2)
During the year,
less than
$1

million of amortized cost debt securities were disposed o
f
, generally

shortly before their maturity, resulting in a realized gain of less than $1 million (2021: a realized gain of less than $1 million).

	Residual term to contractual maturity
$ millions, as at October 31	Within 1 year		1 to 5 years		5 to 10 years		Over 10 years		No specific maturity			2022 Total		2021 Total
	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)
Debt securities measured at FVOCI
Securities issued or guaranteed by:

Canadian federal government	$2,222	2.9%	$7,050	3.8%	$1,367	3.6%	$–	–%	$–	–%	$10,639	3.6%	$8,340	0.9%
Other Canadian governments	842	1.7	6,422	4.0	9,947	3.5	241	3.4	–	–	17,452	3.6	14,189	2.0
U.S. Treasury and agencies	3,524	2.0	8,300	1.5	135	3.4	–	–	–	–	11,959	1.7	14,127	0.5
Other foreign governments	3,792	2.5	3,047	3.0	176	5.4	23	6.1	–	–	7,038	2.8	6,775	0.7
Mortgage-backed securities (2)	67	2.5	193	3.4	322	2.7	581	3.8	–	–	1,163	3.3	1,545	1.4
Asset-backed securities	–	–	–	–	–	–	359	5.5	–	–	359	5.5	352	1.3
Corporate debt	1,583	3.4	4,549	3.2	819	3.4	16	4.0	–	–	6,967	3.2	7,833	0.5
	$12,030		$29,561		$12,766		$1,220		$–		$55,577		$53,161
Securities measured at amortized cost
Securities issued or guaranteed by:
Canadian federal government	$–	–%	$2,159	1.8%	$53	4.0%	$–	–%	$–	–%	$2,212	1.8%	$1,668	1.2%
Other Canadian governments	1,102	4.0	8,879	3.2	4,033	4.0	458	4.2	–	–	14,472	3.5	12,020	1.8
U.S. Treasury and agencies	4,430	1.4	19,856	1.4	2,565	2.0	–	–	–	–	26,851	1.5	12,874	1.3
Other foreign governments	62	0.5	382	1.7	204	2.4	533	1.4	–	–	1,181	1.7	695	1.1
Mortgage-backed securities (3)	374	0.5	1,436	1.6	1,318	2.2	509	2.8	–	–	3,637	1.9	3,412	1.6
Asset-backed securities	–	–	103	2.4	347	4.6	40	8.3	–	–	490	4.4	309	2.3
Corporate debt	869	4.0	2,525	2.4	247	2.2	–	–	–	–	3,641	2.7	4,181	1.3
	$6,837		$35,340		$8,767		$1,540		$–		$52,484		$35,159
Securities mandatorily measured and designated at FVTPL
Securities issued or guaranteed by:
Canadian federal government	$2,850		$3,914		$2,323		$1,735		$–		$10,822		$8,452
Other Canadian governments	1,294		1,764		890		4,686		–		8,634		10,334
U.S. Treasury and agencies	1,534		2,553		633		486		–		5,206		4,935
Other foreign governments	2,485		894		66		43		–		3,488		4,031
Mortgage-backed securities (4)	331		2,332		215		–		–		2,878		1,957
Asset-backed securities	821		157		4		3		–		985		333
Corporate debt	1,192		1,438		661		320		–		3,611		3,999
	$10,507		$13,052		$4,792		$7,273		$–		$35,624		$34,041
Corporate equity mandatorily measured at FVTPL and designated at FVOCI (5)	$–	–%	$–	–%	$–	–%	$–	–%	$32,194	n/m	$32,194	n/m	$39,040	n/m
Total securities (6)	$29,374		$77,953		$26,325		$10,033		$32,194		$175,879		$161,401

(1)	Represents the weighted-average yield, which is determined by applying the weighted average of the yields of individual fixed income securities.
(2)
Includes securities backed by mortgages insured by the Canada Mortgage and Housing Corporation (CMHC), with amortized cost of $192 million (2021: $301 million) and fair value of $193 million (2021: $303 million); securities issued by Federal National Mortgage Association (Fannie Mae), with amortized cost of $439 million (2021: $537 million) and fair value of $416 million (2021: $554 million); securities issued by Federal Home Loan Mortgage Corporation (Freddie Mac), with amortized cost of $190 million (2021: $235 million) and fair value of $180 million (2021: $243 million); and securities issued by Government National Mortgage Association, a U.S. government corporation (Ginnie Mae), with amortized cost of $381 million (2021: $443 million) and fair value of $374 million (2021: $445 million).

(3)
Includes securities backed by mortgages insured by the CMHC, with amortized cost of $225 million (2021: $419 million) and fair value of $225 million (2021: $420 million); securities issued by Fannie Mae, with amortized cost of $806 million (2021: $838 million) and fair value of $743 million (2021: $851 million); securities issued by Freddie Mac, with amortized cost of $1,962 million (2021: $1,823 million) and fair value of $1,777 million (2021: $1,859 million); and securities issued by Ginnie Mae, with amortized cost of $57 million (2021: $39 million) and fair value of $52 million (2021: $40 million).

(4)	Includes securities backed by mortgages insured by the CMHC of $2,877 million (2021: $1,954 million).
(5)	Certain prior year information has been reclassified to conform to the current year presentation.
(6)
Includes securities denominated in U.S. dollars with carrying value of $83.2 billion (2021: $80.2 billion) and securities denominated in other foreign currencies with carrying value of $8,851 million (2021: $4,611 million).

n/m	Not meaningful.

Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at October 31				2022				2021
	Cost/ Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:

Canadian federal government	$10,646	$10	$(17)	$10,639	$8,310	$31	$(1)	$8,340
Other Canadian governments	17,494	32	(74)	17,452	14,007	182	–	14,189
U.S. Treasury and agencies	12,305	5	(351)	11,959	14,157	23	(53)	14,127
Other foreign governments	7,048	21	(31)	7,038	6,750	30	(5)	6,775
Mortgage-backed securities	1,202	1	(40)	1,163	1,516	29	–	1,545
Asset-backed securities	375	–	(16)	359	354	–	(2)	352
Corporate debt	7,023	–	(56)	6,967	7,820	15	(2)	7,833
	56,093	69	(585)	55,577	52,914	310	(63)	53,161
Corporate equity (2) (3)	525	31	(34)	522	730	144	(38)	836
	$56,618	$100	$(619)	$56,099	$53,644	$454	$(101)	$53,997

(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $24 million (2021: $19 million).
(2)	Includes restricted stock.
(3)	Certain prior year information has been reclassified to conform to the current year presentation.
Fair value of equity securities designated at FVOCI that were disposed of during the year was $104 million (2021: $25 million) at the time of disposal. Net realized cumulative after-tax gains of $
45 million for the year (2021: $27 million) were reclassified from AOCI to retained earnings, resulting from dispositions of equity securities designated at FVOCI and return
on capital distributions from limited partnerships designated at FVOCI.
Dividend income recognized on equity securities designated at FVOCI that were still held as at October 31, 2022 was $7 million (2021: $5 million). Dividend income recognized on equity securities designated at FVOCI that were disposed of during the year was nil (2021: nil).
The table below presents profit or loss recognized on FVOCI
debt

securities:

$ millions, for the year ended October 31	2022	2021
Realized gains	$57	$91
Realized losses	(23)	(2)
(Provision for) reversal of credit losses on debt securities	(2)	2
	$32	$91
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the year ended October 31		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
2022	Debt securities measured at FVOCI
	Balance at beginning of year	$4	$15	$–	$19
	Provision for (reversal of) credit losses (1)	–	2	–	2
	Write-offs	–	–	–	–
	Foreign exchange and other	–	3	–	3
	Balance at end of year	$4	$20	$–	$24
2021	Debt securities measured at FVOCI
	Balance at beginning of year	$18	$4	$–	$22
	Provision for (reversal of) credit losses (1)	(13)	11	–	(2)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of year	$4	$15	$–	$19

(1)	Included in the Gains (losses) from debt securities measured at FVOCI and amortized cost, net on our consolidated statement of income.